GOODWILL (Tables)	12 Months Ended
Jun. 30, 2019
GOODWILL
Schedule of changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill are as follows:

	Operating segment
	Mechanical
	and electrical	Industrial
	solutions	automation	Total

Balance as of July 1, 2018	$47,752	$607	$48,359
Goodwill impairment charge	(11,623)	—	(11,623)
Translation adjustment	339	(21)	318

Balance as of June 30, 2019	$36,468	586	$37,054